Segment information	12 Months Ended
Dec. 31, 2014
Segment information

14. Segment information

The company has two business segments: Services and Technology. The products and services of each segment are marketed throughout the world to commercial businesses and governments. Revenue classifications by segment are as follows: Services – systems integration and consulting, outsourcing, infrastructure services and core maintenance; Technology – enterprise-class software and servers and other technology.

The accounting policies of each business segment are the same as those described in the summary of significant accounting policies. Intersegment sales and transfers are priced as if the sales or transfers were to third parties. Accordingly, the Technology segment recognizes intersegment revenue and manufacturing profit on hardware and software shipments to customers under Services contracts. The Services segment, in turn, recognizes customer revenue and marketing profit on such shipments of company hardware and software to customers. The Services segment also includes hardware and software products sourced from third parties that are sold to customers through the company’s Services channels. In the company’s consolidated statements of income, the manufacturing costs of products sourced from the Technology segment and sold to Services customers are reported in cost of revenue for Services.

Also included in the Technology segment’s sales and operating profit are sales of hardware and software sold to the Services segment for internal use in Services engagements. The amount of such profit included in operating income of the Technology segment for the years ended December 31, 2014, 2013 and 2012, was $17.0 million, $6.0 million and $11.5 million, respectively. The profit on these transactions is eliminated in Corporate.

The company evaluates business segment performance based on operating income exclusive of pension income or expense, restructuring charges and unusual and nonrecurring items, which are included in Corporate. All other corporate and centrally incurred costs are allocated to the business segments based principally on revenue, employees, square footage or usage.

No single customer accounts for more than 10% of revenue. Revenue from various agencies of the U.S. Government, which is reported in both business segments, was approximately $529 million, $512 million and $523 million in 2014, 2013 and 2012, respectively.

Corporate assets are principally cash and cash equivalents, prepaid postretirement assets and deferred income taxes. The expense or income related to corporate assets is allocated to the business segments.

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2014	2013	2012

Services
Systems integration and consulting	$942.8	$956.9	$1,079.3
Outsourcing	1,412.7	1,428.7	1,475.5
Infrastructure services	347.4	428.1	442.4

Core maintenance	184.8	182.4	195.2
	2,887.7	2,996.1	3,192.4
Technology
Enterprise-class software and servers	429.0	402.7	480.3
Other technology	39.7	57.7	33.7
	468.7	460.4	514.0
Total	$3,356.4	$3,456.5	$3,706.4

Presented below is a reconciliation of segment operating income to consolidated income before income taxes:

Year ended December 31 (millions)	2014	2013	2012
Total segment operating income	$233.6	$309.6	$414.3
Interest expense	(9.2)	(9.9)	(27.5)
Other income (expense), net	(.2)	9.8	(37.6)
Corporate and eliminations	(78.7)	(90.1)	(95.1)
Total income before income taxes	$145.5	$219.4	$254.1

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2014	2013	2012
Total segment assets	$1,533.8	$1,530.5	$1,469.1
Cash and cash equivalents	494.3	639.8	655.6
Deferred income taxes	171.0	136.4	184.3
Prepaid postretirement assets	19.9	83.7	3.3
Other corporate assets	129.7	119.6	108.1
Total assets	$2,348.7	$2,510.0	$2,420.4

A summary of the company’s operations by business segment for 2014, 2013 and 2012 is presented below:

(millions)	Total	Corporate	Services	Technology
2014
Customer revenue	$3,356.4		$2,887.7	$468.7
Intersegment		$(112.3)	.4	111.9
Total revenue	$3,356.4	$(112.3)	$2,888.1	$580.6
Operating income	$154.9	$(78.7)	$122.7	$110.9
Depreciation and amortization	168.6		103.2	65.4
Total assets	2,348.7	814.9	1,099.2	434.6
Capital expenditures	212.8	4.9	133.8	74.1

2013
Customer revenue	$3,456.5		$2,996.1	$460.4
Intersegment		$(122.5)	1.7	120.8
Total revenue	$3,456.5	$(122.5)	$2,997.8	$581.2
Operating income	$219.5	$(90.1)	$186.7	$122.9
Depreciation and amortization	159.6		91.8	67.8
Total assets	2,510.0	979.5	1,126.7	403.8
Capital expenditures	151.4	2.9	78.8	69.7

2012
Customer revenue	$3,706.4		$3,192.4	$514.0
Intersegment		$(123.1)	3.8	119.3
Total revenue	$3,706.4	$(123.1)	$3,196.2	$633.3
Operating income	$319.2	$(95.1)	$204.6	$209.7
Depreciation and amortization	174.6		102.4	72.2
Total assets	2,420.4	951.3	1,085.9	383.2
Capital expenditures	132.6	3.7	64.7	64.2

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2014	2013	2012
Revenue
United States	$1,378.1	$1,370.6	$1,455.0
United Kingdom	435.4	414.0	496.9
Other foreign	1,542.9	1,671.9	1,754.5
Total	$3,356.4	$3,456.5	$3,706.4
Properties, net
United States	$111.9	$112.4	$112.7
United Kingdom	22.0	24.7	23.1
Other foreign	34.8	37.6	40.6
Total	$168.7	$174.7	$176.4
Outsourcing assets, net
United States	$99.7	$56.2	$67.1
United Kingdom	25.8	28.1	30.3
Other foreign	25.4	31.2	28.9
Total	$150.9	$115.5	$126.3